Average Annual Total Returns - ETF - Vanguard Total International Stock Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV Since Inception	ETF Shares Based on NAV Inception Date	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions Since Inception	ETF Shares Return After Taxes on Distributions Inception Date	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price Since Inception	ETF Shares Based on Market Price Inception Date	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) Since Inception	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) Inception Date	Spliced Total International Stock Index (reflects no deduction for fees or expenses) 1 Year	Spliced Total International Stock Index (reflects no deduction for fees or expenses) 5 Years	Spliced Total International Stock Index (reflects no deduction for fees or expenses) Since Inception	Spliced Total International Stock Index (reflects no deduction for fees or expenses) Inception Date	MSCI ACWI ex USA IMI (reflects no deduction for fees or expenses) 1 Year	MSCI ACWI ex USA IMI (reflects no deduction for fees or expenses) 5 Years	MSCI ACWI ex USA IMI (reflects no deduction for fees or expenses) Since Inception	MSCI ACWI ex USA IMI (reflects no deduction for fees or expenses) Inception Date
Total	11.32%	9.11%	4.98%	Jan. 26, 2011	10.70%	8.34%	4.25%	Jan. 26, 2011	7.07%	7.05%	3.79%	Jan. 26, 2011	10.71%	9.02%	4.93%	Jan. 26, 2011	11.24%	9.07%	5.06%	Jan. 26, 2011	11.24%	9.07%	5.02%	Jan. 26, 2011	11.12%	8.98%	4.90%	Jan. 26, 2011